INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 4) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets		$ 203,908,211	$ 196,261,044
Liabilities		179,478,661	173,784,064
Profits (loss)		2,754,173	2,791,450	$ 2,586,385
Dividends	[1]	(32,248)	(39,785)	$ (23,833)
Compania de financiamiento Tuya S.A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets		2,571,106	2,474,730
Liabilities		2,293,239	2,329,631
Income from ordinary activities		1,344,712	1,153,155
Profits (loss)		41,556	(13,257)
Dividends		$ 371	$ 0

[1]	Dividends received from equity investments at fair value through profit or loss as of 31, December of 2017, 2016 and 2015 amount COP 20,297, COP 30,468 and COP 14,228, respectively. Dividends from equity investments at fair value through OCI amount COP 11,951, COP 9,317 and 9,605, respectively.